Document and Entity Information	Mar. 19, 2020
Prospectus:
Document Type	497
Document Period End Date	Mar. 19, 2020
Registrant Name	BNY MELLON STATE MUNICIPAL BOND FUNDS
Entity Central Index Key	0000806176
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 19, 2020
Document Effective Date	Mar. 19, 2020
Prospectus Date	Aug. 30, 2019
BNY Mellon Connecticut Fund | Class Y | BNY MELLON STATE MUNICIPAL BOND FUNDS
Prospectus:
Trading Symbol	DPMYX
BNY Mellon Connecticut Fund | Class I | BNY MELLON STATE MUNICIPAL BOND FUNDS
Prospectus:
Trading Symbol	DTCIX
BNY Mellon Connecticut Fund | Class Z | BNY MELLON STATE MUNICIPAL BOND FUNDS
Prospectus:
Trading Symbol	DPMZX
BNY Mellon Connecticut Fund | Class C | BNY MELLON STATE MUNICIPAL BOND FUNDS
Prospectus:
Trading Symbol	PMCCX
BNY Mellon Connecticut Fund | Class A | BNY MELLON STATE MUNICIPAL BOND FUNDS
Prospectus:
Trading Symbol	PSCTX
BNY Mellon Massachusetts Fund | Class Z | BNY MELLON STATE MUNICIPAL BOND FUNDS
Prospectus:
Trading Symbol	PMAZX
BNY Mellon Massachusetts Fund | Class C | BNY MELLON STATE MUNICIPAL BOND FUNDS
Prospectus:
Trading Symbol	PCMAX
BNY Mellon Massachusetts Fund | Class A | BNY MELLON STATE MUNICIPAL BOND FUNDS
Prospectus:
Trading Symbol	PSMAX
BNY Mellon Pennsylvania Fund | Class C | BNY MELLON STATE MUNICIPAL BOND FUNDS
Prospectus:
Trading Symbol	PPACX
BNY Mellon Pennsylvania Fund | Class A | BNY MELLON STATE MUNICIPAL BOND FUNDS
Prospectus:
Trading Symbol	PTPAX
BNY Mellon Core Plus Fund | Class Y | BNY Mellon Absolute Insight Funds, Inc.
Prospectus:
Trading Symbol	DCPYX
BNY Mellon Core Plus Fund | Class I | BNY Mellon Absolute Insight Funds, Inc.
Prospectus:
Trading Symbol	DCPIX
BNY Mellon Core Plus Fund | Class C | BNY Mellon Absolute Insight Funds, Inc.
Prospectus:
Trading Symbol	DCPCX
BNY Mellon Core Plus Fund | Class A | BNY Mellon Absolute Insight Funds, Inc.
Prospectus:
Trading Symbol	DCPAX
BNY Mellon Opportunistic Municipal Securities Fund | Class I | BNY Mellon Opportunistic Municipal Securities Fund
Prospectus:
Trading Symbol	DMBVX
BNY Mellon Opportunistic Municipal Securities Fund | Class Y | BNY Mellon Opportunistic Municipal Securities Fund
Prospectus:
Trading Symbol	DMBYX
BNY Mellon Opportunistic Municipal Securities Fund | Class Z | BNY Mellon Opportunistic Municipal Securities Fund
Prospectus:
Trading Symbol	DMBZX
BNY Mellon Opportunistic Municipal Securities Fund | Class C | BNY Mellon Opportunistic Municipal Securities Fund
Prospectus:
Trading Symbol	DMBCX
BNY Mellon Opportunistic Municipal Securities Fund | Class A | BNY Mellon Opportunistic Municipal Securities Fund
Prospectus:
Trading Symbol	PTEBX
BNY Mellon U.S. Mortgage Fund, Inc. | Class I | BNY Mellon U.S. Mortgage Fund, Inc.
Prospectus:
Trading Symbol	GPNIX
BNY Mellon U.S. Mortgage Fund, Inc. | Class Y | BNY Mellon U.S. Mortgage Fund, Inc.
Prospectus:
Trading Symbol	GPNYX
BNY Mellon U.S. Mortgage Fund, Inc. | Class C | BNY Mellon U.S. Mortgage Fund, Inc.
Prospectus:
Trading Symbol	GPNCX
BNY Mellon U.S. Mortgage Fund, Inc. | Class A | BNY Mellon U.S. Mortgage Fund, Inc.
Prospectus:
Trading Symbol	GPGAX
BNY Mellon U.S. Mortgage Fund, Inc. | Class Z | BNY Mellon U.S. Mortgage Fund, Inc.
Prospectus:
Trading Symbol	DRGMX
Dreyfus Prime Money Market Fund | Class A | CITIZENSSELECT FUNDS
Prospectus:
Trading Symbol	CZEXX
Dreyfus Institutional Treasury Securities Cash Advantage Fund | Premier Shares | Dreyfus Institutional Reserves Funds
Prospectus:
Trading Symbol	DMEXX
Dreyfus Institutional Treasury Securities Cash Advantage Fund | Hamilton Shares | Dreyfus Institutional Reserves Funds
Prospectus:
Trading Symbol	DHMXX
Dreyfus Institutional Treasury Securities Cash Advantage Fund | Institutional Shares | Dreyfus Institutional Reserves Funds
Prospectus:
Trading Symbol	DUPXX
Dreyfus Institutional Treasury Obligations Cash Advantage Fund | Premier Shares | Dreyfus Institutional Reserves Funds
Prospectus:
Trading Symbol	DRRXX
Dreyfus Institutional Treasury Obligations Cash Advantage Fund | Hamilton Shares | Dreyfus Institutional Reserves Funds
Prospectus:
Trading Symbol	DHLXX
Dreyfus Institutional Treasury Obligations Cash Advantage Fund | Institutional Shares | Dreyfus Institutional Reserves Funds
Prospectus:
Trading Symbol	DNSXX